Commitments and Contingencies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Consulting fees for services		$ 395,300	$ 401,100
Rental expense		178,000	204,000
Minimum Amount Of Additional Compensation	$ 2,000,000	$ 2,000,000
Lake Forest Facility [Member]
Property Subject to or Available for Operating Lease [Line Items]
Area Of Lease	11,900	11,900
Minimum Notice Period To Cancel Lease	120 days	120 days